Basic and Diluted Earnings (Loss) Per Share - Computation of Basic and Diluted Earnings Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator :
Net income (loss)	¥ 486,357	$ 70,514	¥ 2,000,282	¥ (215,094)
Denominator:
Weighted-average ordinary shares outstanding	2,560,106,403	2,560,106,403	2,521,667,815	2,345,703,779
Basic earnings (loss) per Class A and Class B ordinary share (RMB cent per share) | (per share)	¥ 19.00	$ 2.75	¥ 79.32	¥ (9.17)
Diluted earnings (loss) per share calculation Numerator :
Net income (loss)	¥ 486,357	$ 70,514	¥ 2,000,282	¥ (215,094)
Diluted net earnings/(loss) per share calculation: Denominator
Weighted-average ordinary shares outstanding	2,560,106,403	2,560,106,403	2,521,667,815	2,345,703,779
Add: weighted-average RSUs	17,785,666	17,785,666	54,489,432
Weighted-average number of shares used in calculating diluted earnings (loss) per Class A and Class B ordinary share	2,577,892,069	2,577,892,069	2,576,157,247	2,345,703,779
Diluted earnings (loss) per Class A and Class B ordinary share (RMB cent per share) | (per share)	¥ 18.87	$ 2.74	¥ 77.65	¥ (9.17)
Class A and Class B ordinary share
Denominator:
Basic earnings (loss) per Class A and Class B ordinary share (RMB cent per share) | ¥ / shares	¥ 19.00		¥ 79.32	¥ (9.17)
Diluted net earnings/(loss) per share calculation: Denominator
Weighted-average number of shares used in calculating diluted earnings (loss) per Class A and Class B ordinary share	2,577,892,069	2,577,892,069	2,576,157,247	2,345,703,779
Diluted earnings (loss) per Class A and Class B ordinary share (RMB cent per share) | ¥ / shares	¥ 18.87		¥ 77.65	¥ (9.17)